SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) (Parenthetical) ¥ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential tax rates | $	[1]	$ 37,233		$ 64,342
Shenzhen Houhaitang [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate		2.50%	2.50%
Shenzhen Houhaitang [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net income before provision			¥ 1
Qilun Enterprise Management Consultant [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate		2.50%	2.50%
Qilun Enterprise Management Consultant [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net income before provision			¥ 1
Qilun Holding (Shenzhen) [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate		5.00%	5.00%
Qilun Holding (Shenzhen) [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net income before provision			¥ 3
Qilun Holding (Shenzhen) [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net income before provision			¥ 1
Qilun Culture (Shenzhen) [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate				2.50%	2.50%
Qilun Culture (Shenzhen) [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net income before provision					¥ 1
Qilun Culture (Shenzhen) One [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate				10.00%	10.00%
Qilun Culture (Shenzhen) One [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net income before provision					¥ 3
Qilun Culture (Shenzhen) One [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net income before provision					¥ 1

[1]	For the year ended December 31, 2022, the Company’s subsidiaries Shenzhen Houhaitang, Qilun Enterprise Management Consultant and Qilun Holding (Shenzhen) enjoy a preferential income tax rate of 2.5% for net income before provision no more than RMB1 million, and a preferential income tax rate of 5% for net income before provision more than RMB1 million less than RMB 3 million.